Subordinated Liabilities	6 Months Ended
Jun. 30, 2019
Subordinated liabilities [abstract]
Subordinated Liabilities
12. Subordinated liabilities
	Half year ended	Year ended
	30.06.19	31.12.18
	£m	£m
Opening balance as at 1 January	20,559	23,826
Issuances	1,271	221
Redemptions	(3,091)	(3,246)
Other	64	(242)
Closing balance	18,803	20,559

Issuances of £1,271m include $1,500m 5.088% Fixed-to-Floating Rate Subordinated Notes (£1,194m) and £77m USD Floating Rate Notes.

Redemption totalling £3,091m include £3,000m 14% Step-up Callable Perpetual Reserve Capital Instruments and £77m USD Floating Rate Notes. Barclays Securities Japan Limited redeemed two JPY 1,000m dated loans during the year, totalling £14m.

Other movements predominantly include fair value hedge adjustments, accrued interest and foreign exchange movements.